5. Acquisitions (Details Narrative) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 12, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for acquisition		$ 0	$ 8,345	$ 0
Revenue		138,628	97,883	125,582
Net income		(6,515)	(15,258)	$ (12,282)
Goodwill		$ 4,546	626
Phoenix [Member]
Total consideration for acquisition	$ 9,033
Stock issued for acquisition, shares	934,720
Stock to be issued for acquisition, shares	98,303
Stock to be issued for employee incentive plan, shares	114,700
Revenue	$ 621
Net income	16
Goodwill	3,920
Excess of consideration over fair value of assets acquired	$ 5,113
Thermi Sun S.A [Member]
Total consideration for acquisition			8,476
Cash paid for acquisition			8,476
Excess of consideration over fair value of assets acquired			8,432
Heliohrisi S.A [Member]
Total consideration for acquisition			4,013
Cash paid for acquisition			4,013
Excess of consideration over fair value of assets acquired			$ 4,190